Common Shares and Warrants (Detail Textuals) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Common Shares And Warrants [Line Items]
Value of stock options exercised	$ 11,000	$ 14,750	$ 18,500	$ 33,000	$ 11,000	$ 66,250	$ 93,702
Exercise of stock options (in shares)					110,000	430,000	545,875
Amount of private placement fees paid					$ 4,665
Payment for net receipt amount of private placement					$ 816,020
Each warrant entitles to purchase common share						1
Weighted Average Exercise Price	$ 1.07				$ 1.07	$ 1.38	$ 0.44
Number of units sold in private placement						947,150
Price per share of private placement units sold						$ 1.60
Exercise price of each whole compensation warrant exercisable						$ 2.25
Number of common share under each unit						1
Term of warrants						24 months
Number of warrants issued							500,000
Number of warrants issued as share issue cost							35,913
Fair value of warrants issued as share issue cost							$ 21,646
Consulting Expense For Warrants Previously Granted To Consultant Upon Vesting							$ 51,448
Collaborative Arrangement [Member]
Common Shares And Warrants [Line Items]
Number of warrants issued						100,000
Fair value of warrants issued						$ 52,817
Consulting agreements
Common Shares And Warrants [Line Items]
Number of warrants issued							1,000,000
Fair value of warrants issued							$ 1,011,822
Broker
Common Shares And Warrants [Line Items]
Exercise price of each whole compensation warrant exercisable						$ 2.25
Term of warrants						24 months
Number of brokers warrants exercisable						28,175
Number of warrants issued						107,737
Fair value of warrants issued						$ 16,095
Fair value of warrants issued as share issue cost						$ 6,484